MATERIAL ACCOUNTING POLICIES INFORMATION (Policies)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiary. All intercompany transactions and balances among the Company and its subsidiary have been eliminated upon consolidation.

Revenue from contracts with customers

Revenue from contracts with customers

The Group recognizes revenue when (or as) a performance obligation is satisfied, i.e. when “control” of the goods or services underlying the particular performance obligation is transferred to the customer.

A performance obligation represents a good or service (or a bundle of goods or services) that is distinct or a series of distinct goods or services that are substantially the same.

Control is transferred over time and revenue is recognized over time by reference to the progress towards complete satisfaction of the relevant performance obligation if one of the following criteria is met:

●	the customer simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs;
●	the Group’s performance creates or enhances an asset that the customer controls as the Group performs; or
●	the Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

Otherwise, revenue is recognized at a point in time when the customer obtains control of the distinct good or service.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

4.	MATERIAL ACCOUNTING POLICIES INFORMATION - continued

Revenue from contracts with customers - continued

A contract asset represents the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer that is not yet unconditional. It is assessed for impairment in accordance with IFRS 9. In contrast, a receivable represents the Group’s unconditional right to consideration, i.e. only the passage of time is required before payment of that consideration is due.

A contract liability represents the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

A contract asset and a contract liability relating to the same contract are accounted for and presented on a net basis.

Energy saving services income

For energy saving services, the revenue is recognized in-line with the energy performance contract entered, being over time of the energy cost saving on electricity consumption.

Consultancy services income

The Group provides a consultancy service for development innovation solutions for repurpose second-hand electric vehicle (“EV”) batteries for commercial energy storage applications, it is comprised of two types of consultancy services:

i.	Completion of prototype of second-hand batteries (“Prototype”)

The Group provides consultancy services related to technical issues on Prototype and provide research by using proprietary phase change thermal energy storage materials on the Prototype until the first Prototype is completed. There is only one performance obligation, and the contract is typically fixed priced with no variable consideration and financing component. The performance obligation is satisfied and entitled to reimburse from customer if and only if the first Prototype is completed, the revenue was recognized at a point in time upon the completion of the first Prototype which is at the time when the result of services is accepted by the customers.

ii.	Completion of know-how on the Prototype

The Group provides consultancy services that apply proprietary phase change thermal energy storage materials on the Prototype until the Prototype is commercialized and approved by the regulatory department. There is only one performance obligation, and the contract is typically fixed priced with no variable consideration and financing component. The revenue is recognized when the (i) prototype is commercialized; and (ii) the final prototype is approved by the International Electrotechnical Commission.

Construction income

Construction income was recognized over time. The Group provide construction for the installation of mechanical ventilation, air conditioning (“MVAC”) system, cooling tower and chiller plant. The typical contract length of the Group entered within one year. The Group generally provides limited warranties for work performed under its construction contracts. The warranty periods typically extend for one year following substantial completion of the Group’s work on the project.

The Group shall recognize revenue for a performance obligation satisfied over time only if the entity can reasonably measure its progress towards complete satisfaction of the performance obligation.

In some circumstances, the Group may not be able to reasonably measure the outcome of a performance obligation, but the Group expects to recover the costs incurred in satisfying the performance obligation. In those circumstances, the Group shall recognize revenue only to the extent of the costs incurred until such time that it can reasonably measure the outcome of the performance obligation.

Leases

Leases

Definition of a lease

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For contracts entered into or modified or arising from business combinations on or after the date of initial application, the Group assesses whether a contract is or contains a lease based on the definition under IFRS 16 at inception, modification date or acquisition date, as appropriate. Such contract will not be reassessed unless the terms and conditions of the contract are subsequently changed.

Non-lease components are separated from lease component on the basis of their relative stand-alone prices.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

4.	MATERIAL ACCOUNTING POLICIES INFORMATION - continued

Leases - continued

The Group as a lessee

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to warehouse leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. It also applies the recognition exemption for leases of low-value assets (i.e. value less than US$5,000). Lease payments on short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.

Right-of-use assets

The cost of right-of-use asset includes:

●	the amount of the initial measurement of the lease liability;

●	any lease payments made at or before the commencement date, less any lease incentives received;

●	any initial direct costs incurred by the Group; and

●	an estimate of costs to be incurred by the Group in dismantling and removing the underlying assets, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liability.

Right-of-use assets in which the Group is reasonably certain to obtain ownership of the underlying leased assets at the end of the lease term is depreciated from commencement date to the end of the useful life. The remaining right-of-use assets are depreciated on a straight-line basis over the term of the leases.

The Group presents right-of-use assets as a separate line item in the consolidated statement of financial position.

Refundable rental deposits

Refundable rental deposits paid are accounted under IFRS 9 and initially measured at fair value. Adjustments to fair value at initial recognition are considered as additional lease payments and included in the cost of right-of-use assets.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

4.	MATERIAL ACCOUNTING POLICIES INFORMATION - continued

Leases - continued

The Group as a lessee - continued

Lease liabilities

At the commencement date of a lease, the Group recognizes and measures the lease liability at the present value of lease payments that are unpaid at that date. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.

The lease payments include:

●	fixed payments (including in-substance fixed payments) less any lease incentives receivable;

●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

●	amounts expected to be paid under residual value guarantees;

●	the exercise price of a purchase option reasonably certain to be exercised by the Group; and

●	payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate.

Variable lease payments that do not depend on an index or a rate are not included in the measurement of lease liabilities and right-of-use assets, and are recognized as expense in the period on which the event or condition that triggers the payment occurs.

After the commencement date, lease liabilities are adjusted by interest accretion and lease payments.

The Group remeasures lease liabilities (and makes a corresponding adjustment to the related right-of-use assets) whenever the lease term has changed, in which case the related lease liability is remeasured by discounting the revised lease payments using a revised discount rate at the date of reassessment.

The Group presents lease liabilities as a separate line item in the consolidated statement of financial position.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

4.	MATERIAL ACCOUNTING POLICIES INFORMATION - continued

Leases - continued

The Group as a lessee - continued

Lease modifications

The Group accounts for a lease modification as a separate lease if:

●	the modification increases the scope of the lease by adding the right to use one or more underlying assets; and

●	the consideration for the leases increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

For a lease modification that is not accounted for as a separate lease, the Group remeasures the lease liability, less any lease incentives receivable, based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

The Group accounts for the remeasurement of lease liabilities by making corresponding adjustments to the relevant right-of-use assets.

Foreign currencies

Foreign currencies

In preparing the consolidated financial statements of the Group, transactions in currencies other than the functional currency of the Group (“foreign currencies”) are recognized at the rates of exchanges prevailing on the dates of the transactions. At the end of the reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences arising on the settlement of monetary items, and on the retranslation of monetary items, are recognized in profit or loss in the period in which they arise.

Government grants

Government grants

Government grants are not recognized until there is reasonable assurance that the Group will comply with the conditions attaching to them and that the grants will be received.

Government grants related to income that are receivables as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Group with no future related costs are recognized in profit or loss in the period in which they become receivable. Such grants are presented under “other income”.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

4.	MATERIAL ACCOUNTING POLICIES INFORMATION - continued

Borrowing costs

Borrowing costs

Borrowing costs comprise interest expense calculated using the effective-interest method, amortization of transaction costs and other finance charges in respect of borrowings.

Direct incremental transaction costs that are directly attributable to the origination of borrowings are adjusted against the initial carrying amount of borrowings and are amortized to profit or loss over the term of the borrowings using the effective-interest method. Costs that are not direct incremental transaction costs are recognized as expenses in profit or loss when incurred.

Retirement benefit costs

Retirement benefit costs

Payments to the Mandatory Provident Fund Schemes, which are defined contribution schemes, are charged as an expense when employees have rendered service entitling them to the contributions.

Income Taxes

Income Taxes

Income tax expense represents the sum of the tax currently payable and deferred tax.

The tax currently payable is based on taxable profit for the year. Taxable profit differs from “loss before tax” as reported in the statement of profit or loss and other comprehensive income because of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group’s current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred income tax is recognized on the temporary differences that arise from comparing the accounting and tax values of all assets and liabilities. Deferred income tax is determined using the tax rates (and laws) that have been enacted or substantially enacted at the end of the year and are expected to apply when the deferred income tax assets and liabilities are realized, or the deferred income tax is settled.

The deferred income tax asset is only recognized to the extent that it is probable that future tax benefits will be obtained against which deductible temporary differences can be used.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

● When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss, and

● In respect of taxable temporary differences associated with investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled, and it is probable that the temporary differences will not reverse in the foreseeable future.

The balances of deferred income tax assets and liabilities are offset when there is an enforceable legal right to offset current tax assets against current tax liabilities and when deferred income tax assets and liabilities relate to the same tax authority or the same fiscal entity or different fiscal entities where there is an intention to settle balances on a net basis.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Company did not have uncertain tax positions as of March 31, 2026 and 2025.

For the purposes of measuring deferred tax for leasing transactions in which the Group recognizes the right-of-use assets and the related lease liabilities, the Group first determines whether the tax deductions are attributable to the right-of-use assets or the lease liabilities.

For leasing transactions in which the tax deductions are attributable to the lease liabilities, the Group applies IAS 12 Income Taxes requirements to the leasing transaction as a whole. Temporary differences relating to right-of use assets and lease liabilities are assessed on a net basis. Excess of depreciation on right-of-use assets over the lease payments for the principal portion of lease liabilities resulting in net deductible temporary differences.

Current and deferred tax are recognized in profit or loss.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

4.	MATERIAL ACCOUNTING POLICY INFORMATION - continued

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated in the statement of financial position at cost, less subsequent accumulated depreciation and subsequent accumulated impairment losses, if any.

Depreciation is recognized so as to write off the cost of items of property, plant and equipment, less their residual values over their estimated useful lives, using the straight-line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of the reporting period, with the effect of any changes in estimate accounted for on a prospective basis. All property, plant and equipment have no residual values.

Building	27 years
Machinery and Equipment	5 to 10 years
Office equipment	5 years
Computer	5 years

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Impairment losses recognized on property, plant and equipment and right-of-use assets

Impairment losses recognized on property, plant and equipment and right-of-use assets

At the end of the reporting period, the Group reviews the carrying amounts of its property, plant and equipment and right-of-use assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. A reversal of an impairment loss is recognized as income immediately.

Loss Per Share

Loss Per Share

Basic loss per share is calculated by dividing the loss attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the year. Shares issued as part of debt-to-equity swaps or financial liability extinguishments are included in the weighted average share calculation from the date that the extinguishment agreement becomes effective and control of the debt is waived.

Diluted loss per share is calculated by adjusting the loss attributable to ordinary equity holders and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares. Potential ordinary shares are treated as dilutive when, and only when, their conversion to ordinary shares would decrease earnings per share or increase loss per share from continuing operations.

If the Group has outstanding options, warrants, or convertible instruments (including convertible promissory notes), it assumes exercise or conversion at the beginning of the reporting period (or the date of issuance, if later). Options and warrants are calculated using the treasury share method, assuming any assumed proceeds are used to purchase ordinary shares at the average market price during the period.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

4.	MATERIAL ACCOUNTING POLICIES INFORMATION - continued

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents in the consolidated statement of financial position comprise cash on hand and at banks, and short-term highly liquid deposits with a maturity of generally within three months that are readily convertible into known amounts of cash, subject to an insignificant risk of changes in value and held for the purpose of meeting short-term cash commitments. For the preparation of the consolidated statement of financial position, cash and cash equivalents comprise cash on hand and at banks, including term deposits, which are not restricted as to use.

Impairment of non-financial assets

Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of the asset’s or cash-generating unit’s value in use and its fair value less costs of disposal, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs. In testing a cash-generating unit for impairment, a portion of the carrying amount of a corporate assets is allocated to an individual cash-generating unit if it can be allocated on a reasonable and consistent basis or, otherwise, to the smallest group of cash-generating units. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

An impairment loss is charged to profit or loss in the period in which it arises, unless the asset is carried at a revalued amount, in which case the impairment loss is accounted for in accordance with the relevant accounting policy for that revalued asset.

An assessment is made at the end of each reporting period as to whether there is an indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously recognized impairment loss of an asset is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation/amortization) had no impairment loss been recognized for the asset in prior years. A reversal of such an impairment loss is credited to profit or loss in the period in which it arises, unless the asset is carried at a revalued amount, in which case the reversal of the impairment loss is accounted for in accordance with the relevant accounting policy for that revalued asset.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

4.	MATERIAL ACCOUNTING POLICIES INFORMATION - continued

Financial instruments

Financial instruments

Financial assets and financial liabilities are recognized when the Group becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value except for trade receivables arising from contracts with customers which are initially measured in accordance with IFRS 15 Revenue from Contracts with Customers. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets or financial liabilities at fair value through profit or loss (“FVTPL”)) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets and financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

The effective interest method is a method of calculating the amortized cost of a financial asset or financial liability and of allocating interest income and interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts and payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset or financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Financial assets

Classification and subsequent measurement of financial assets

Financial assets that meet the following conditions are subsequently measured at amortized cost:

●	the financial asset is held within a business model whose objective is to collect contractual cash flows; and

●	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets that meet the following conditions are subsequently measured at fair value through other comprehensive income (“FVTOCI”):

●	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling; and

●	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

4.	MATERIAL ACCOUNTING POLICIES INFORMATION - continued

Financial instruments - continued

Financial assets - continued

Classification and subsequent measurement of financial assets - continued

All other financial assets are subsequently measured at FVTPL except that at the date of initial application of IFRS 9/initial recognition of a financial asset the Group may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if that equity investment is neither held for trading nor contingent consideration recognized by an acquirer in a business combination to which IFRS 3 Business Combinations applies.

A financial asset is classified as held for trading if:

●	It has been acquired principally for the purpose of selling in the near term; or

●	On initial recognition it is a part of a portfolio of identified financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or

●	It is a derivative that is not designated and effective as hedging instrument.

In addition, the Group may irrevocably designate a financial asset that are required to be measured at the amortized cost or FVTOCI as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.

Impairment of financial assets

The Group performs impairment assessment based on the determination of expected credit losses, based on the Group’s past history, existing market conditions, as well as forward-looking estimates at the end of each reporting period on financial assets including trade and other receivables and cash which are subject to impairment under IFRS 9. The amount of impairment is updated at each reporting date to reflect changes in credit risk since initial recognition.

The Group applies a simplified approach for trade receivables and other receivable so that the impairment provision is always recognized related to the lifetime expected credit losses for the asset. This is the approach that the Group has mostly applied because trade receivables represent the main financial asset of the Group.

For trade accounts receivable, the Group perform analytical or individual evaluation if receivables are considered individually significant by management and there is specific information regarding any significant increase in the credit risk.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

4.	MATERIAL ACCOUNTING POLICIES INFORMATION - continued

Financial instruments - continued

Financial liabilities and equity instruments

Classified as debt or equity

Debt and equity instruments issued by the Group are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of the entity after deducting all of its liabilities. Equity instruments issued by the Company are recorded at the proceeds received, net of direct issue costs.

Financial liabilities at amortized cost

Financial liabilities including trade and other payables, amount due to a shareholder/directors, lease liabilities and bank and other borrowings are subsequently measured at amortized cost, using the effective interest method.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Fair value measurements of financial instruments

IFRS 7 Financial Instruments: Disclosures establishes a fair value hierarchy that prioritizes the inputs to valuation technique used to measure fair value as follows:

● Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities;

● Level 2 – inputs other than quoted prices included in Level 1 that are observable for the assets or liability either directly or indirectly; and

● Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable inputs)

For the year ended March 31, 2026 and 2025, no financial instruments measured at fair value on a recurring or non-recurring basis were incurred at the end of each reporting period.

Deferred listing expense

An entity typically incurs various costs in issuing or acquiring its own equity instruments. Those costs might include registration and other regulatory fees, amounts paid to legal, accounting and other professional advisers, printing costs and stamp duties. The transaction costs of an equity transaction are accounted for as a deduction from equity to the extent they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided. The costs of an equity transaction that is abandoned are recognized as an expense.

Transaction costs that relate to the issue of a compound financial instrument are allocated to the liability and equity components of the instrument in proportion to the allocation of proceeds. Transaction costs that relate jointly to more than one transaction (for example, costs of a concurrent offering of some shares and a stock exchange listing of other shares) are allocated to those transactions using a basis of allocation that is rational and consistent with similar transactions.

As at March 31, 2026, all deferred listing expenses were debited to share premium as a reduction against the proceeds received from the IPO.

Equity-Settled Underwriter Warrants

In connection with the Company’s Initial Public Offering, the Company issued warrants to the underwriter to purchase up to a total of 62,500 carrying a fixed exercise price of US$4.00 per share. These warrants contractually vest and become exercisable on September 30, 2026, and carry a final expiration date of September 30, 2029.

In accordance with IFRS 2, these instruments are classified as equity-settled share-based payments for share-placement services rendered by the underwriter. The transaction costs have been measured at their grant-date fair value of US$164,625 (equivalent to HK$1,284,075) utilizing a Black-Scholes-Merton option-pricing model. The key input parameters utilized in the valuation model were time to maturity of 3.7 years, risk free discount rate of 2.964%, an underlying asset spot price of US$4.00, a strike price of US$4.00, and an expected volatility proxy.

The resulting non-cash transaction cost has been recognized entirely within equity by debiting Share Premium and crediting Other Reserves, yielding a net-zero impact on total equity. These instruments satisfy the fixed-for-fixed criteria under IAS 32 and are permanently classified within Equity.

Events after the reporting period

Events after the reporting period

If the Group receives information after the reporting period, but prior to the date of authorization for issue, about conditions that existed at the end of the reporting period, it will assess whether the information affects the amounts that it recognizes in its financial statements. The Group will adjust the amounts recognized in its financial statements to reflect any adjusting events after the reporting period and update the disclosures that relate to those conditions in light of the new information. For non-adjusting events after the reporting period, the Group will not change the amounts recognized in its financial statements, but will disclose the nature of the non-adjusting events and an estimate of their financial effects, or a statement that such an estimate cannot be made in the notes to the consolidated financial statements, if applicable.